Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Basis of Presentation
2.1 Basis of Presentation
The combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of Consolidation
2.2 Basis of Consolidation
The financial statements presented herein represent (1) prior to 2018 Restructuring, the combined financial statements of Wuhan Douyu, its subsidiaries and variable interest entities; (2) subsequent to 2018 Restructuring, the combined and consolidated financial statements of the Company, its subsidiaries and variable interest entities. All inter-company transactions and balances have been eliminated.
The Company, through its wholly-owned foreign invested subsidiary, WFOE in the PRC, entered into a series of contractual arrangements (“VIE agreements”) with Wuhan Douyu and Wuhan Ouyue (collectively known as “the VIEs”) and their respective shareholders that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs.
Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet valued-added businesses. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. The Group therefore operates its business, primarily through the VIEs and the subsidiaries of the VIEs.
Agreements that provide the Group effective control over the VIEs include:
Shareholders’ Voting Rights Proxy Agreement
Pursuant to the voting rights proxy agreements signed between each of the shareholders of the VIEs and WFOE, each shareholder irrevocably appointed WFOE as its attorney-in-fact
to exercise on each shareholder’s behalf and all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to the voting rights and the right to appoint directors and executive officers of the VIEs). The shareholders cannot revoke the authorization and entrustment as long as the shareholders remain a shareholder of the VIEs. The power of attorney will remain in force.
Executive Call Option Agreement
Pursuant to the exclusive call option agreement entered into between each of the shareholders of the VIEs and WFOE, the shareholders irrevocably granted WFOE a call option to request the shareholders to transfer or sell any part or all of its equity interests in the VIEs, to WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the minimum price required by PRC law. Without WFOE’s prior written consent, the VIEs and its shareholders shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, issue any additional equity or right to receive equity, provide any loans, distribute dividends in any form, etc. The term is for ten years and may be extended for another ten years at the option of WFOE.
Equity Pledge Agreements
Each shareholder of the VIEs has also entered into an equity pledge agreement with WFOE, pursuant to which each shareholder pledged his/her interest in WFOE to guarantee the performance of obligations of WFOE and its shareholders under the exclusive business cooperation agreement, exclusive call option agreement, and shareholders’ voting rights proxy agreement. If the VIEs or any of the shareholder breaches its contractual obligations, WFOE will be entitled to certain rights and interests regarding the pledged equity interests including the right to dispose the pledged equity interests. None of the shareholders shall, without the prior written consent of WFOE, assign or transfer to any third party, create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. This agreement is not terminated until all of the agreements under the shareholders’ voting rights proxy agreement, exclusive call option agreement and the exclusive business cooperation agreement are fully performed.
Agreement that transfer economic benefits of the VIEs to the Group include:
Exclusive Business Cooperation Agreement
Pursuant to the exclusive business cooperation agreement entered into by WFOE and the VIEs, WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIE’s total consolidated profit, which is adjustable at the sole discretion of WFOE. Without WFOE’s consent, the VIEs cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from WFOE. The term of this agreement is ten years. Unless agreed by both parties in writing, this agreement shall be automatically renewed for another ten years upon its expiration.

Shareholders Voting Right Proxy Agreements provide the Group effective control over the VIEs and its subsidiaries, while the Equity Pledge Agreements secure the obligations of the shareholders of the VIEs under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group’s combined
and

consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the combined
and c
onsolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).
The Group believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses;

•	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;

•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter, discontinue or restrict its operations;

•	restrict or prohibit the Group’s ability to finance its operations, and;

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s combined and
consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following financial statement amounts and balances of the VIEs were included in the accompanying combined and consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2018	2019
	RMB	RMB
ASSETS
Cash and cash equivalents	1,549,689,255	826,481,128
Restricted cash	—	42,902,719
Accounts receivable, net	68,238,203	176,599,681
Prepayments	18,440,371	12,982,856
Amount due from related parties	53,815,484	13,431,477
Other current assets	93,062,950	82,405,807
Property and equipment, net	29,297,602	17,794,907
Intangible assets, net	15,645,467	130,272,386
Investments	128,018,556	147,033,947
Other non-current assets	6,858,141	1,918,598

Total Assets	1,963,066,029	1,451,823,506

LIABILITIES
Accounts payable	256,071,492	794,266,492
Advances from customers	8,411,446	16,975,882
Deferred revenue	112,071,796	181,250,993
Accrued expenses and other current liabilities	103,101,896	177,228,742
Amounts due to related parties	1,547,837,321	59,693,186

Total Liabilities	2,027,493,951	1,229,415,295

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	1,885,717,001	3,436,175,885	7,207,666,259
Net income (loss)	(612,897,944)	(680,682,612)	985,034,474

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(381,036,409)	1,091,289,940	816,655,741
Net cash used in investing activities	(92,006,705)	(80,279,043)	(133,917,000)
Net cash (used in) provided by financing activities	500,000,000	—	(1,363,044,149)
The VIEs contributed

100%,
94% and 99% of the Group’s consolidated revenue for the years ended December 31,
 2017,
2018 and 2019, respectively. As of December 31, 2019, the VIEs accounted for an aggregate of 16% of the consolidated total assets, and 67% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may provide financial support to its VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.
The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its registered capital, to the Company in the form of loans and advances or cash dividends.

Use of Estimates
2.3 Use of Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s combined and
consolidated financial statements include
the
revenue recognition,
valuation of ordinary share, share-based compensation, and realization of deferred tax assets.

Fair value measurements
2.4 Fair value measurements
Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1	—	Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2	—
Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3	—
Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
The Group measures its financial assets and liabilities including cash and cash equivalents, restricted cash, accounts receivable, amount due from related parties, other current assets, accounts payable, amounts due to related parties and accrued expenses and other current liabilities at fair value which are approximates their cost due to the short-term nature of these assets and liabilities.

Foreign currency translation
2.5 Foreign currency translation
The functional currency of the Company is in US dollars (“US$”). The functional currency of the Group’s subsidiaries and VIEs in the PRC is Renminbi (“RMB”).
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Translation gains and losses are recognized in the combined and consolidated statements of comprehensive income (loss).
The Group’s reporting currency is Renminbi (“RMB”). For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income in the statements of comprehensive income (loss) and the combined and consolidated statements of change in shareholders’ equity (deficit).

Convenience Translation into United States Dollars
2.6 Convenience Translation into United States Dollars
Translations of balances in the combined and consolidated balance sheets, combined and consolidated statements of comprehensive income (loss) and combined and consolidated statements of cash flows from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of
 US$1.00 = RMB6.9954 on
December 27, 2019, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 27, 2019, or at any other rate.

Cash and cash equivalents
2.7 Cash and cash equivalents
Cash and cash equivalents primarily consist of cash on hand and cash in bank which are highly liquid. As of December 31, 2018 and 2019, all cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash
2.8 Restricted cash
The Group’s restricted cash represents cash restricted by court related to lawsuits in which the group is a defendant. The restriction will be subsequently removed when the cases are closed.

Accounts receivable and allowance for doubtful accounts
2.
9
Accounts receivable and allowance for doubtful accounts
Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Group uses specific identification in providing for bad debts when facts and circumstances indicate that collection is doubtful and a loss is probable and estimable. If the financial conditions of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowance may be required.
The Group maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Group determines the allowance for doubtful accounts taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Group makes specific bad debt provisions based on any specific knowledge the Group has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Group to use substantial judgment in assessing its collectability. Uncollectible accounts receivable over two years are 100% written off.

Property and equipment, net
2.10 Property and equipment, net
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment Leasehold improvements Furniture and office equipment Motor vehicles	3 years Over the shorter of the lease term or expected useful lives 5 years 5 years

Intangible assets, net
2.11 Intangible assets, net
Intangible assets are recorded at the cost to acquire these assets less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives. License for Online Transmission of Audio/Video Programs is determined to have an infinite useful life and is not subject to amortization, as such license is renewable every three years and can be renewed indefinitely.

Brand name	10 years
Agency contract righ t s	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs	Infinite life
Platform	5 years
Software	3 years
Other s	1 - 10 years

Goodwill
2.12 Goodwill
Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. Several factors give rise to goodwill in our acquisitions, such as the expected benefit from the existing workforce and client service capability of the acquired business. Goodwill is reviewed at least annually for impairment. In evaluation of goodwill impairment, the Group perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not conclusive, the Group proceed to a two-step
process to test goodwill for impairment, including comparing the fair value the reporting unit to its carrying value (including attributable goodwill). Fair value for the reporting units is determined using an income or market approach incorporating market participant considerations and management’s assumptions on revenue growth rates, operating margins, discount rates and expected capital expenditures. Fair value determinations mainly include both internal and third-party valuations. Unless circumstances otherwise dictate, the Group performs the impairment testing on annual basis as of December 31.

Impairment of long-lived assets and intangible assets
2.13 Impairment of long-lived assets and intangible assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition.
The Group evaluates intangible asset that is not subject to amortization for impairment annual and more frequently if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group conducts quantitative impairment test for indefinite-lived intangible asset and compares of the fair value of the asset with its carrying amount. The Group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset. After an impairment loss is recognized, the Group uses adjusted carrying amount of the long-lived assets and intangible asset as its new accounting basis.

Long-term investments
2.14 Long-term investments
Investments held by the Group comprised of equity investments in privately-held entities.
Equity method investments
The Group accounts for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments and recognizes investment income or loss for share of the earnings or loss of the investee after the date of investment.
The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately-held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value. The Group recorded impairment loss of
nil,
RMB15,166,140 and RMB19,076,725 in other expense, net for the years ended December 31,
2017,
2018 and 2019, respectively.

Equity securities without readily determinable fair value
The Group’s investment in equity securities comprise of investment in privately-held companies.
Before January 1, 2019, the Group’s investment without readily determinable fair value were accounted for under cost method. Under the cost method, the Group carries the investments at cost and recognizes income to the extent of dividend received from the distribution of the equity investee’s post-acquisition profits.
The Group adopted ASC Topic 321, Investments—Equity Securities (“ASC 321”) on January 1 and elected to measure these investments at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any adjustment to the carrying amount is recorded in other income (expense), net. The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in investment loss.

Revenue recognition
2.
15
 Revenue recognition
Adoption of ASU No. 2014-09
“
Revenue from Contracts with Customers”
In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Topic 606”) as modified by subsequently issued ASUs 2015-14, 2016-08, 2016-10, 2016-12 and 2016-20 (collectively “ASU 2014-09”).
On January 1, 2019, the Group adopted ASC 606, “Revenue from Contracts with Customers” using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic accounting under Topic 605. Based on the Company’s assessment, the adoption of ASC 606 did not have any material impact to the Group’s combined
and

consolidated
financial statements and there were no material differences between the Company’s adoption of ASC 606 and its historic accounting under ASC 605.
The following table disaggregates the Group’s revenue by major type for the years ended December 31,
2017,
2018 and 2019:

	Years ended December 31,
	2017	2018	2019

Live streaming	1,521,784,105	3,147,196,247	6,617,291,032
Advertisement	248,846,529	342,169,195	513,265,806
Other	115,086,367	165,017,684	152,673,415

Total	1,885,717,001	3,654,383,126	7,283,230,253

Live streaming
The Group is principally engaged in operating its own live streaming platforms, which enable streamers and users to interact with each other during live streaming. The users have the option to purchase virtual currency, which is non-refundable
and can only be used to redeem for virtual items to be used in the live streaming sessions on the Group’s platforms. Unredeemed virtual currency is recorded as deferred revenue. Virtual currencies used to purchase virtual items are recognized as revenue according to the prescribed revenue recognition policies of virtual items addressed below. Virtual items are categorized as consumable and time-based items. Consumable items consist of virtual gifts presented from the users to the streamers to show their support, and are consumed immediately upon redemption and time-based items consist of monthly premium subscription services.
The Group has evaluated and determined that it is the principal and views the users to be its customers. Specifically, the Group controls the virtual items before they are transferred to users. Its control is evidenced by the Group’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Group being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Group reports its live streaming revenue on a gross basis with amounts billed to users for the virtual items recorded as revenues and the revenue sharing fee paid to streamers or talent agencies recorded as cost of revenues. Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Group has determined that the virtual items represent one performance obligation in the live streaming service. Revenue related to each of the consumable items is recognized at the point in time when the virtual gifts is transferred directly to the streamers and consumed by them, while revenue related to time-based items is recognized ratably over a fixed period on a straight line basis. Although some virtual items have expiry dates, the Group considers that the impact of breakage for the virtual items is insignificant as historical data shows that virtual items are consumed shortly after they are released to users and the forfeiture rate remains relatively low for the periods presented. The Group does not have further performance obligations to the user after the virtual items are consumed.
Virtual items may be sold individually or bundled into one arrangement. When the Group’s users purchase multiple virtual items bundled within the same arrangement, the Group allocates the total consideration to each distinct virtual item based on their relative standalone selling prices. In instances where standalone selling price is not directly observable as the Group does not sell the virtual items separately, the Group determines the standalone selling price based on pricing strategies, market factors and strategic objectives. The Group recognizes revenue for each of the distinct virtual item in accordance with the revenue recognition method discussed above unless otherwise stated.
Advertisement
The Group generates advertisement revenues from rendering of various forms of advertisement services and provision of promotion campaigns on the live streaming platforms by way of advertisement display or integrated promotion activities in shows and programs on the live streaming platforms. Advertisements on the Group’s platforms are generally charged on the basis of duration whereby revenue is recognized ratably over the contract period of display. The Group provides sales incentives in the forms of discounts and rebates to advertisers or advertisement agencies based on purchase volume. Revenue is recognized based on the price charged to the advertisers or agencies, net of sales incentives provided to the advertisers or agencies. Sales incentives are estimated and recorded at the time of revenue recognition based on the contracted rebate rates and estimated sales volume based on historical experience. For the years ended December 31,
 2017,
2018 and 2019, the rebates recorded by the Group were
RMB35,337,970,

RMB44,389,826 and RMB64,274,647, respectively.
Other revenue
Other revenue mainly consists of game distribution revenue. Online games developed by third party game developers are displayed through the Group’s platforms to attract users to download and play the games. The Group earns revenues from game developers in accordance with the pre-determined
arrangements based on the in game purchase amounts for the games downloaded or played through the Group’s platforms. Game distribution revenue is recognized at a point in time when the purchase in game is made. Other revenue also includes ticket revenue for certain events held by the Group.
Practical expedients and exemptions
The Group’s contracts have an original duration of one year or less. Accordingly, the Group does not disclose the value of unsatisfied performance obligations.
Contract balances
Contract balances include accounts receivable, advances from customers and deferred revenue. Accounts receivable represent cash due from third-party application stores as well as from advertising customers and are recorded when the right to consideration is unconditional. The allowance for doubtful accounts reflects the best estimate of probable losses inherent to the account receivable balance. Advances from customers primarily represent cash received from the Group’s advertisement customers. Deferred revenue primarily includes cash received from paying users related to the Group’s live streaming service. Deferred revenue is recognized as revenue when all of the revenue recognition criteria have been met or over the estimated service period. Revenue recognized in 2019 that was included in the deferred revenue balance as of January 1, 2019 was RMB111,637,250.

	Accounts receivable	Advances from customers	Deferred revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2018	135,778,457	5,488,122	45,921,961
Increase (decrease), net	(6,313,725)	4,219,929	66,149,835

Ending Balance as of December 31, 2018	129,464,732	9,708,051	112,071,796
Increase, net	58,635,141	7,426,481	70,747,732

Ending Balance as of December 31, 2019	188,099,873	17,134,532	182,819,528

Cost of revenues
2.16 Cost of revenues
Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists primarily of (i) revenue sharing fees paid to live streamers and talent agencies determined based on a percentage of revenue from sale of virtual items, (ii) content costs, (iii) bandwidth, (iv) salaries and welfare, (v) server costs, depreciation and amortization expense for servers and other equipment, and intangibles directly related to operating the platform, and (vi) payment handling costs.

Research and development expenses
2.17 Research and development expenses
Research and development expenses primarily consist of (i) salaries and benefits expenses incurred for research and development personnel, (ii) rental, general expenses and depreciation expenses associated with the research and development activities and (iii) share based compensation. Expenditures incurred during the research phase are expensed as incurred and no research and development expenses were capitalized as of December 31,
 2017,
2018 and 2019.

Income taxes
2.20 Income taxes
Current income taxes are provided for in accordance with the laws of the relevant tax authorities.
Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.
The Group accounts for uncertainty in income taxes recognized in the combined
and

consolidated financial statements by applying a
two-step
process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not
to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the combined
and

consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31,
 2017,
2018 and 2019.

Segment information
2.21 Segment information
The Group uses management approach to determine
operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resource and assessing performance.
The Group’s CODM has been identified as the Chief Executive Officer who reviews the combined
and

consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. Before October 2018, the Group operates and manages it business in PRC China as a single segment. In October 2018, the Group acquired a business which operates a live stream platform mainly

in Southeast Asia (“Nonolive”) (see Note 3) and identified it as a new operating segment. In August 2019, the Group set up DouYu Japan Inc. (“DouYu Japan”) which operates a live streaming platform in Japan with a third party. The Group has determined that Nonolive and DouYu Japan do not meet the quantitative thresholds for a reportable segment under ASC
280-10-50
for
the year ended December 31, 2019, therefore, does not result in a reportable segment. As such, the Group concluded that it has one reportable segment.

Operating leases
2.22 Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Rentals applicable to such operating leases are recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Government subsidies
2.23 Government subsidies
Government subsidies are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other operating income in the period the cash is received. Government subsidies recognized for the years ended December 31,
2017,
2018 and 2019
were RMB8,820,295,
RMB27,430,993 and RMB68,834,899, respectively.

Net income (loss) per share
2.24 Net income (loss) per share
Basic income (loss) per share are computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The Company’s convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted
basis. Accordingly, the Company uses the
two-class
method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period.
Basic income (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of restricted share units are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, in a period in which the Group realizes a net loss.

Certain risks and concentrations
2.25 Certain risks and concentrations
The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. No customer individually represents greater than 10% of the total net revenues.

Recent accounting pronouncements
2.26
 Recent accounting pronouncements
Under the Jumpstart Our Business Startups Act of 2012, as amended (“the JOBS Act”), the Company meets the definition of an emerging growth company, or EGC as of December 31, 2019, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies. Once the Company ceases to qualify as EGC, it will immediately adopt the new and revised accounting standards already effective for public companies.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In March 2016, the FASB issued an amendment (ASU 2016-08) to the new revenue recognition guidance clarifying how to determine if an entity is a principal or agent in a transaction. In April (ASU 2016-10), May (ASU 2016-12), and December (ASU 2016-20) of 2016, the FASB further amended the guidance to include performance obligation identification, licensing implementation, collectability assessment and other presentation and transition clarifications. The amendment will be effective for annual reporting periods beginning after December 15, 2018 including interim periods within annual reporting periods beginning after December 15, 2019. Early adoption is permitted only for annual and interim periods beginning after December 15, 2016.
The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). As an emerging growth company (“EGC”), the Group has elected to adopt the new revenue standard as of the effective date applicable to nonissuer and implemented the new revenue standards effective January 1, 2019, using the modified retrospective method for the annual reporting period for the year ended December 31, 2019. See details in Note 2.15.
In January 2016, the Financial Accounting Standard Board (“FASB”) issued ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. This guidance revises the accounting related to the classification and measurement of investments in equity securities as well as the presentation for certain fair value changes in financial liabilities measured at fair value, and amends certain disclosure requirements. The guidance requires that all equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For financial liabilities measured using the fair value option, the guidance requires that any change in fair value caused by a change in instrument specific credit risk be presented separately in other comprehensive income until the liability is settled or reaches maturity. In February 2018, the FASB issued ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10)” in which improvements were made to clarify ASU 2016-01. These aforementioned guidance is effective for annual reporting periods in fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019, with early adoption permitted for certain provisions. A reporting entity would generally record a cumulative effect adjustment to beginning retained earnings as of the beginning of the first reporting period in which the guidance is adopted. The amendments related to equity securities without readily determinable fair values (including disclosure requirements) should be applied prospectively to equity investments that exist as of the date of adoption of the Update. See details in Note 2.14.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right of use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018
,
the FASB further amended the guidance to provide another transition method in addition to the existing transition method by allowing entities to initially apply the new leases standard at the adoption date and recognize an accumulative-effective adjustment to the opening balance of retained earnings in the period of adoption. For non-public
business entities, these aforementioned guidance is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years beginning after December 15, 2020. Early application of the guidance is permitted. As of December 31, 2019, the Group has RMB84,069,862 of
future minimum operating lease commitments that are not currently recognized on its combined and
consolidated balance sheets (Note 20). Therefore, the Group would expect changes to its combined and
consolidated balance sheets for the recognition of these and any additional leases entered into in the future upon adoption.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. For non-public
business entities, the guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Group does not expect any material impact on its combined
and

consolidated
financial statements and related disclosures as a result of adopting the new standard.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350). The amendments in this Update modify the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. An entity no longer will determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Because these amendments eliminate Step 2 from the goodwill impairment test, they should reduce the cost and complexity of evaluating goodwill for impairment. For non-public business entities that are adopting the amendments in this Update should do so for their annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. The Group does not expect the adoption of this guidance will have a significant impact on its combined and consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 eliminates, adds and modifies certain disclosure requirements for fair value measurements. The amendments applicable to the disclosures of changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. This ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted, and an entity is also permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Group does not expect the adoption of this guidance will have a significant impact on its combined and consolidated financial statements.
In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Group on January 1, 2020. The Group is evaluating the effect that adoption of this guidance will have on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, which modifies ASC 740 to simplify the accounting for income taxes. The amendments simplify the accounting by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For non-public business entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

Sales and marketing expenses [Member]
Selling, General and Administrative Expenses, Policy
2.18 Sales and marketing expenses
Sales and marketing expenses consist primarily of (i) advertising and market promotion expenses, (ii) salaries and welfare for sales and marketing personnel and (iii) share based compensation. The advertising and market promotion expenses amounted to
RMB98,732,746,

RMB129,013,488 and RMB135,859,453 for the years ended December 31,
 2017,
2018 and 2019, respectively.

General and administrative expenses [Member]
Selling, General and Administrative Expenses, Policy
2.19 General and administrative expenses
General and administrative expenses consist primarily of (i) consulting fees, and (ii) share based compensation, salaries and welfare for general and administrative personnel and (iii) allowance for doubtful receivable.